Business Combinations - Additional Information (Detail) $ in Thousands						6 Months Ended	9 Months Ended
		Jul. 27, 2017 USD ($)	Sep. 15, 2016 USD ($)	Dec. 04, 2015 USD ($) Patient Site	Feb. 27, 2015 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition [Line Items]
Total cash outflows							$ 144,131	$ 54,009
Clinical Research Management Inc.
Business Acquisition [Line Items]
Net cash outflow			$ 52,400
Other liabilities assumed			9,200
Maximum additional consideration that might be payable			12,000
Fair Value of the deferred consideration on acquisition			6,000			$ 0			$ 6,000
Total cash outflows			$ 58,396
Clinical Research Management Inc. | Selling, general and administrative
Business Acquisition [Line Items]
Net credit						$ 6,000
PMG
Business Acquisition [Line Items]
Other liabilities assumed				$ 10,060
Total cash outflows				$ 65,354
Number of clinical research sites acquired | Site				52
Working capital adjustment				$ 1,613
PMG | Minimum
Business Acquisition [Line Items]
Number of active patients via electronic medical records acquired | Patient				2,000,000
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Net cash outflow					$ 116,002
Other liabilities assumed	[1]				11,283
Cash consideration, net of working capital adjustment					104,800
Working capital adjustment					$ 3,998
Mapi Group [Member]
Business Acquisition [Line Items]
Net cash outflow		$ 144,100
Fair Value of the deferred consideration on acquisition		9,153
Total cash outflows		$ 153,284

[1]	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities which have subsequently been discharged.